Share Based Payments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

The following are the valuation details towards the options issued to underwriters for the capital raise in October 2019.

2019
Grant Date	30 Oct 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes

2019
Grant Date	20 Dec 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.004
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes

Schedule of Independent Valuation of Performance Rights Granted

Valuation of Class A Performance Rights

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Dr Paul Kasian	7,500,000	0.77	$57,750	$11,229
Dr Lindsay Wakefield	3,750,000	0.77	$28,875	$5,614
Dr Jerzy Muchnicki	6,250,000	0.77	$48,125	$9,358
Mr Peter Rubinstein	5,000,000	0.77	$38,500	$7,486
Mr Sam Lee	3,750,000	0.77	$28,875	$5,614

Valuation of Class B Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)	Class B Performance Rights	Expense accounted for during the year
Dr Paul Kasian	25,000,000	0.77	$192,500	$37,431

Valuation of Class C Performance Rights

	Number of Performance Rights issued	Valuation per Class C (cents)	Class C Performance Rights	Expense accounted for during the year
Dr Paul Kasian	25,000,000	0.57	$142,500	$27,708

Schedule of Expenses Arising from Share-based Payment Transactions Recognized Part of Employee Benefit Expense

	Consolidated
	2019	2018	2017
Kentgrove options issued	15,278	—	—
Performance rights issued	104,441	—	120,287
Options issued under employee option plan	215,383	129,635	120,287
Total expenses arising from share-based payments	335,102	129,635	120,287

Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

2019
Grant Date	12 Dec 2018
Options issued	16,000,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.010
Weighted average exercise price	$0.030
Risk-free interest rate	2.02%
Expected life of an option	2.8 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0051

Subsidiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

2017
Grant Date	17 Feb 2017
Options issued	1,250,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050

Subsidiaries [Member] | Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

	2017	2016
Grant Date	17 Feb 2017	1 April 2016	25 Nov 2015
Options issued	1,250,000	500,000	1,500,000
Dividend yield	—	—	—
Historic volatility and expected volatility	60%	80%	80%
Option exercise price	$0.010	$0.039	$0.058
Fair value of options at grant date	$0.0050	$0.0065	$0.0139
Weighted average exercise price	$0.010	$0.039	$0.058
Risk-free interest rate	2.19%	1.93%	2.22%
Expected life of an option	4.5 years	4.3 years	4.5 years
Model used	Black-Scholes	Black-Scholes	Black-Scholes

Key Management Personnel Of Entity Or Parent [Member] | Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Each Option Granted by an External Valuer

Grant Date	17 Feb 2017
Options issued	21,500,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050